Financial risk - Bank’s financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets available to support future funding
Guaranteed	$ 489,639	$ 29,254
Available as collateral	7,288,925	6,129,305
Cash and due from banks
Financial assets available to support future funding
Guaranteed	42,051	17,804
Available as collateral	1,211,001	846,008
Notional of investment securities
Financial assets available to support future funding
Guaranteed	447,588	11,450
Available as collateral	343,319	371,900
Loans at amortized cost
Financial assets available to support future funding
Available as collateral	$ 5,734,605	$ 4,911,397